Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. Discontinued Operations

The Partnership’s discontinued operations relate to the operations of Diamond S, as following the spin-off, the Partnership has no continuing involvement in this business (Note 1).

Summarized selected operating results of the Partnership’s discontinued operations for the years ended December 31, 2019, 2018 and 2017 were as follows:

Major items constituting net (loss) / income from discontinued operations	For the years ended December 31,
	2019*	2018	2017
Revenues	$ 46,172	$ 161,659	$ 132,443
Expenses
Voyage expenses	12,655	37,202	10,498
Vessel operating expenses	15,506	68,406	54,281
General and administrative expenses	2,564	—	—
Vessel depreciation and amortization	9,630	40,276	38,014
Impairment of vessels	149,578	—	—
Interest expense and finance cost	3,174	8,433	6,642
Other (income) / expenses	(59)	(165)	320
Net (loss) / income from discontinued operations	$ (146,876)	$ 7,507	$ 22,688

*represents activity for the period from January 1, 2019 to the date of the completion of the DSS Transaction on March 27, 2019.

As the Partnership spun off its Tanker Business on March 27, 2019, assets and liabilities contributed to the DSS Transaction are no longer included in the consolidated balance sheet as of December 31, 2019. Summarized selected balance sheet information of the Partnership’s discontinued operations as of December 31, 2018 was as follows:

Carrying amounts of major classes of assets included as part of discontinued operations	As of December 31, 2018
Cash	$10,000
Inventories	7,183
Prepayments and other assets	6,515
Total major classes of current assets of discontinued operations	23,698
Vessels	643,682
Deferred charges, net	2,220
Above market acquired charters	7,531
Prepayments and other assets	1,035
Total major classes of non-current assets of discontinued operations	654,468
Total major classes of assets of discontinued operations	$678,166
Carrying amounts of major classes of liabilities included as part of discontinued operations
Current portion of long-term debt, net	$14,869
Deferred revenue	1,611
Trade accounts payables and accrued liabilities	5,055
Total major classes of current liabilities of discontinued operations	21,535
Long-term debt, net	134,744
Total major classes of long term liabilities of discontinued operations	134,744
Total major classes of liabilities of the discontinued operations	$156,279

During 2019 and 2018, the Partnership paid advances relating to the purchase of exhaust gas cleaning systems and ballast water treatment systems that will be installed to certain of its vessels that are part of Crude and Product tanker business, of $1,110 and $1,035 respectively.

During 2018, the Partnership acquired the M/T Aristaios and the M/T Anikitos and their attached time charter contracts. As the time charters daily rates of these contracts were above the market rates as of the transactions’ completion dates, the Partnership recognized the time charter contracts in its financial statements as above market acquired charters. The Partnership allocated the total consideration for these acquisitions to the vessels in the amount of $73,959 and to the above market acquired charters in the amount of $10,041. The M/T Aristaios and the M/T Anikitos were part of the Crude and Product Tanker business that the Partnership spun-off in connection with the DSS Transaction.

During 2018 and 2017, certain of the Partnership’s vessels that were part of the Crude and Product tanker business underwent improvements. The costs of these improvements amounted to $1,091 and $143 respectively and were capitalized as part of the vessels’ cost.